Investments in joint ventures (Notes)	12 Months Ended
Dec. 31, 2021
Separate Financial Statements [Abstract]
Investments in joint ventures	Investments in joint ventures
The following table provides aggregated summarized financial information for the group's joint ventures as it relates to the amounts recognized in the group income statement and on the group balance sheet.

					$ million
		Income statement			Balance sheet
		Earnings from joint ventures - after interest and tax			Investments in joint ventures
	2021	2020	2019	2021	2020
Pan American Energy Group	(217)	(208)	97	4,396	4,613
Other joint ventures	760	(94)	479	5,586	3,749
	543	(302)	576	9,982	8,362
The joint venture that is material to the group at 31 December 2021 is Pan American Energy Group S.L. bp owns a 50% stake in the joint venture.
bp classifies its investment in Pan American Energy Group S.L. as a joint venture because, per the terms of the shareholders' agreement, bp has joint control over Pan American Energy Group S.L.. Pan American Energy Group S.L is based in Argentina and its functional currency is USD.
15. Investments in joint ventures – continued
The following table provides summarized financial information relating to Pan American Energy Group. This information is presented on a 100% basis and reflects adjustments made by bp to Pan American Energy Group’s own results in applying the equity method of accounting. bp adjusts Pan American Energy Group’s results for the accounting required under IFRS relating to bp’s purchase of its interest in Pan American Energy Group S.L..
The operational and financial information of Pan American Energy Group S.L. is based on preliminary operational and financial results of Pan American Energy Group S.L. for 2021. Actual results may differ from these amounts.

			$ million
			Gross amount
	2021	2020	2019
Sales and other operating revenues	4,394	3,505	5,194
Profit (loss) before interest and taxation	806	(366)	744
Finance costs	262	250	154
Profit (loss) before taxation[a]	544	(616)	590
Taxation[b]	978	(200)	396
Profit (loss) for the year	(434)	(416)	194
Other comprehensive income	—	—	—
Total comprehensive income	(434)	(416)	194
Non-current assets	14,206	13,988
Current assets[c]	1,864	1,885
Total assets	16,070	15,873
Current liabilities[d]	2,034	1,990
Non-current liabilities[e]	5,244	4,657
Total liabilities	7,278	6,647
Net assets	8,792	9,226
Less: non-controlling interests	—	—
	8,792	9,226
[a] Includes depreciation and amortisation of $930 million (2020 $937 million and 2019 $914 million), interest income of $19 million (2020 $18 million and 2019 $42 million) and interest expense of $262 million (2020 $250 million and 2019 $154 million).
[b] 2021 net income expense includes a deferred tax charge of $415 million related to a change in the income tax rate.
[c] Includes cash and cash equivalents of $893 million (2020 $848 million).
[d] Includes current financial liabilities of $767 million (2020 $1,282 million).
[e] Includes non-current financial liabilities of $2,132 million (2020 $1,861 million).

The group received dividends, net of withholding tax, of $nil from Pan American Energy Group S.L in 2021 (2020 $18 million and 2019 $70 million). A dividend of $18 million was declared in December 2021 and will be paid in March 2022.
The following table provides aggregated summarized financial information relating to the group’s share of joint ventures.

									$ million
									bp share
			2021			2020			2019
	PAEG	Other	Total	PAEG	Other	Total	PAEG	Other	Total
Sales and other operating revenues	2,197	9,048	11,245	1,753	8,792	10,545	2,597	11,542	14,139
Profit (loss) before interest and taxation	403	927	1,330	(183)	32	(151)	372	604	976
Finance costs	131	58	189	125	76	201	77	32	109
Profit (loss) before taxation	272	869	1,141	(308)	(44)	(352)	295	572	867
Taxation	489	107	596	(100)	49	(51)	198	91	289
Non-controlling interest	—	2	2	—	1	1	—	2	2
Profit (loss) for the year	(217)	760	543	(208)	(94)	(302)	97	479	576
Other comprehensive income	—	5	5	—	(5)	(5)	—	(6)	(6)
Total comprehensive income	(217)	765	548	(208)	(99)	(307)	97	473	570
Non-current assets	7,103	7,702	14,805	6,994	5,652	12,646
Current assets	932	2,385	3,317	943	2,481	3,424
Total assets	8,035	10,087	18,122	7,937	8,133	16,070
Current liabilities	1,017	1,272	2,289	995	1,649	2,644
Non-current liabilities	2,622	3,219	5,841	2,329	2,694	5,023
Total liabilities	3,639	4,491	8,130	3,324	4,343	7,667
Net assets	4,396	5,596	9,992	4,613	3,790	8,403
Less: non-controlling interests	—	5	5	—	39	39
	4,396	5,591	9,987	4,613	3,751	8,364

Group investment in joint ventures
Group share of net assets (as above)	4,396	5,591	9,987	4,613	3,751	8,364
Loans made by group companies to joint ventures	—	(5)	(5)	—	(2)	(2)
	4,396	5,586	9,982	4,613	3,749	8,362
15. Investments in joint ventures – continued
Transactions between the group and its joint ventures are summarized below.

Sales to joint ventures		2021		2020		2019
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	3,923	292	2,974	180	4,884	431

Purchases from joint ventures		2021		2020		2019
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
LNG, crude oil and oil products, natural gas, refinery operating costs, plant processing fees	716	93	959	84	1,812	225
In the normal course of business, bp enters into various arm’s length transactions with joint ventures including fixed price commitments to sell and to purchase commodities, forward sale and purchase contracts and agency agreements.
The terms of the outstanding balances receivable from joint ventures are typically 30 to 45 days. The balances are unsecured and will be settled in cash. There are no significant provisions for doubtful debts relating to these balances and no significant expense recognized in the income statement in respect of bad or doubtful debts. Dividends receivable are not included in the table above.
bp's share of impairment reversals recognized by joint ventures in 2021 was $214 million (2020 charges of $433 million) of which $214 million (2020 $336 million) was in the oil production & operations segment.